SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
(NO. 2-57689)
UNDER THE SECURITIES ACT OF 1933
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Pre-Effective Amendment No.
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Post-Effective Amendment No. 111
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and
REGISTRATION STATEMENT
(NO. 811-02687)
UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 115
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VANGUARD MUNICIPAL BOND FUNDS
(Exact Name of Registrant as Specified in Declaration of Trust)

P.O. Box 2600, Valley Forge, PA 19482
(Address of Principal Executive Office)
Registrant’s Telephone Number (610) 669-1000
John E. Schadl, Esquire
P.O. Box 876
Valley Forge, PA 19482
It is proposed that this filing will become effective (check appropriate box)
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immediately upon filing pursuant to paragraph (b)
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on November 21, 2024, pursuant to paragraph (b)
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60 days after filing pursuant to paragraph (a)(1)
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on (date) pursuant to paragraph (a)(1)
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75 days after filing pursuant to paragraph (a)(2)
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on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
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This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 111 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 115 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to the registration statement on Form N-1A (the “Registration Statement”) of Vanguard Municipal Bond Funds (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until November 21, 2024, the pending effective date of the Trust’s 110th Post- Effective Amendment. By way of further background:

∙Post-Effective Amendment No. 110 was filed under Rule 485(a)(2) on August 16, 2024, to register shares of Vanguard Core Tax-Exempt Bond ETF and Vanguard Short Duration Tax-Exempt Bond ETF, each a new series of the Trust. Post-Effective Amendment No. 110 originally requested that the Amendment become effective on October 30, 2024.

This Post-Effective Amendment No. 111 incorporates by reference the information contained in Parts A, B, and C of Post-Effective Amendment No. 110 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 28th day of October, 2024.

VANGUARD MUNICIPAL BOND FUNDS

BY: /s/ Salim Ramji*

Salim Ramji

Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date
/s/ Salim Ramji*	Chief Executive Officer	October 28, 2024

Salim Ramji
/s/ Tara Bunch*	Trustee	October 28, 2024

Tara Bunch
/s/ Emerson U. Fullwood*	Trustee	October 28, 2024

Emerson U. Fullwood
/s/ F. Joseph Loughrey*	Trustee	October 28, 2024

F. Joseph Loughrey
/s/ Mark Loughridge*	Independent Chair	October 28, 2024

Mark Loughridge
/s/ Scott C. Malpass*	Trustee	October 28, 2024

Scott C. Malpass
/s/ Lubos Pastor*	Trustee	October 28, 2024

Lubos Pastor
/s/ André F. Perold*	Trustee	October 28, 2024

André F. Perold
/s/ Sarah Bloom Raskin*	Trustee	October 28, 2024

Sarah Bloom Raskin
/s/ Grant Reid*	Trustee	October 28, 2024

Grant Reid
/s/ David Thomas*	Trustee	October 28, 2024

David Thomas
/s/ Peter F. Volanakis*	Trustee	October 28, 2024

Peter F. Volanakis
Signature	Title	Date
/s/ Christine Buchanan*	Chief Financial Officer	October 28, 2024

Christine Buchanan

*By: /s/ John E. Schadl

John E. Schadl, pursuant to a Power of Attorney filed on July 25, 2024 (see File Number 33-48863), Incorporated by Reference.